Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
2013	$ 1,516,000
2014	536,000
2015	306,000
2016	265,000
2017	123,000
Thereafter	276,000
Amortization of definite-lived intangible assets	$ 1,500,000	$ 1,500,000	$ 2,100,000